Aug. 02, 2023
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Emerging Markets Equity ETF

August 1, 2023

BNY MELLON ETF TRUST

BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
(each, a “Fund,” and together, the “Funds”)

Supplement to Current Prospectus, Summary Prospectuses
and Statement of Additional Information (“SAI”)

Effective on or about November 15, 2023 (the “Effective Date”), each Fund’s investment objective, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

BNY Mellon Emerging Markets Equity ETF

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon Emerging Markets Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of emerging market large- and mid-capitalization companies. The index’s universe of eligible securities includes equity securities issued by emerging market companies, listed on a developed or emerging market exchange, and that meet certain tradability and foreign investment limitation requirements. To determine if a company is an emerging market company, the index considers the company’s country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each emerging market country are included in the index. As of May 10, 2023, the index considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The index reconstitutes semi-annually in May and November. As of June 30, 2023, the index was comprised of 1,767 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon Emerging Markets Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund’s assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of June 30, 2023, approximately 21% of the index consisted of securities in the information technology sector and approximately 22% of the index consisted of securities of issuers in the financials sector. Additionally, as of June 30, 2023, the index had significant exposure to issuers located in China and the Asian region.

5. The following is added to the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus:

1. All references to the “Morningstar® Emerging Markets Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.”